Schedule of Promissory Note (Details) - USD ($) $ in Thousands		12 Months Ended
		Sep. 30, 2025	Sep. 30, 2024
Working Capital Facilities
Promissory note opening balance		$ 519	$ 1,026
Finance costs		14	37
Repayment of Promissory note	[1]	(533)	(507)
Repayment of Promissory note	[1]		(37)
Promissory note ending balance			$ 519

[1]	On February 16, 2024, the Executive Chairman and Chief Executive Officer both exercised options of the Company. A sum of $507 from the promissory note was utilized to cover portion of the options' purchase price. The remaining balance of the promissory note, amounting to $519, was then substituted with a new promissory note on February 28, 2024, carrying a 14% interest rate and paid off in the month of December 2024.